Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock	Common Shares To Be Issued	Retained Earnings (Deficit)	Other Comprehensive Income	Total Stockholders' Equity (Deficit)
Balance, Value at Mar. 31, 2014	$ 449,839	$ 430,000	$ (1,480,507)	$ 0	$ (600,668)
Balance, Shares at Mar. 31, 2014	50,413,319	0	0	0	0
Profit loss	$ 0	$ 0	$ (1,842,912)	$ 0	$ (1,842,912)
Issuance of Stock, Value	$ 654,122	$ (430,000)	$ 0	$ 0	$ 224,122
Issuance of Stock, Shares	650,000	0	0	0	0
Balance, Value at Mar. 31, 2015	$ 1,103,961	$ 0	$ (3,323,419)	$ 0	$ (2,219,458)
Balance, Shares at Mar. 31, 2015	51,063,319	0	0	0	0
Profit loss	$ 0	$ 0	$ 292,647	$ 0	$ 292,647
Issuance of Stock, Value	$ 0	$ 0	$ 0	$ 0	$ 0
Issuance of Stock, Shares	0	0	0	0	0
Balance, Value at Mar. 31, 2016	$ 1,103,961	$ 0	$ (3,030,772)	$ 0	$ (1,926,811)
Balance, Shares at Mar. 31, 2016	51,063,319	0	0	0	0
Profit loss	$ 0	$ 0	$ (1,980,785)	$ 0	$ (1,980,785)
Issuance of Stock, Value	$ 16,080,000	$ 0	$ 0	$ 0	$ 16,080,000
Issuance of Stock, Shares	5,600,000	0	0	0	0
Balance, Value at Mar. 31, 2017	$ 17,183,961	$ 0	$ (5,011,557)	$ 0	$ 12,172,404
Balance, Shares at Mar. 31, 2017	56,663,319	0	0	0	0
Profit loss	$ 0	$ 0	$ (5,969,001)	$ 0	$ (5,969,001)
Issuance of Stock, Value	$ 360,000	$ 0	$ 0	$ 0	$ 360,000
Issuance of Stock, Shares	360,000	0	0	0	0
Balance, Value at Mar. 31, 2018	$ 17,543,961	$ 0	$ (10,980,558)	$ 0	$ 6,563,403
Balance, Shares at Mar. 31, 2018	57,023,319	0	0	0	0